                                    M FUNDS

                         Edinburgh Overseas Equity Fund
                            Turner Core Growth Fund
                       Frontier Capital Appreciation Fund
                           Enhanced U.S. Equity Fund

                                 Annual Report
                               December 31, 1997

                            (M Financial Group Logo)

M FUND, INC.
PRESIDENT'S LETTER

January 15, 1998

Dear Contract Owners:

We are pleased to present to you the M Fund, Inc. (the "Company") Annual Report dated December 31, 1997. The Company has been growing steadily during 1997 with total assets under management reaching over $33 million as of December 31, 1997.

Sub-Advisers to the portfolios, under the direction of M Financial Investment Advisers, Inc., the investment adviser to the Company, have prepared the attached discussion of results for each portfolio of the Company for the year ended December 31, 1997 in addition to their outlook for 1998.

Sub-Advisers to the Company are: Edinburgh Fund Managers plc for the Edinburgh Overseas Equity Fund, Turner Investment Partners, Inc. for the Turner Core Growth Fund, Frontier Capital Management Company, Inc. for the Frontier Capital Appreciation Fund, and Franklin Portfolio Associates LLC for the Enhanced U.S. Equity Fund.

The M Fund Board of Directors, in coordination with M Financial Investment Advisers, Inc. and M Fund's participating insurance carriers remain committed to providing opportunities to add value to shareholders.

Sincerely,

LOGO
DANIEL F. BYRNE
President
M Fund, Inc.

                         EDINBURGH OVERSEAS EQUITY FUND

     The Edinburgh Overseas Equity Fund returned 2.26% for the year ended December 31, 1997. The MSCI EAFE Index returned 1.55% for the same period.

     The marked deterioration in the economic situation in Asia has cast a shadow over world stock markets. All international equity markets fell sharply during October reflecting fears that the economic turmoil in Asia would lead to a general world slowdown. While this clearly would be negative in terms of profits growth, particularly for companies actively involved in Asia, the deflationary impact of this slowdown will reduce the need to raise interest rates.

     Bond markets have reacted positively to this development with yields on U.S. Treasuries falling to approximately 5.7%, which is an all time low. This strength also reflects significant international demand from investors seeking a "safe haven" due to the turmoil in Asian markets. The strength in bonds has provided strong support for European equities which rallied strongly during the final weeks of 1997. However, Japan and other Asian markets have shown pronounced weakness with losses to international investors compounded by currency depreciation.

     The Fund's investment performance has benefited from having an underweighted position versus the index in Japan and, within the Pacific Basin (Ex-Japan) area, concentrating primarily on defensive markets such as Australia and Hong Kong which have held up better than other Asian markets. The Fund's short term cash balances averaged around 9% which has been a positive during this period of market uncertainty. At the stock selection level, good relative returns were seen in the United Kingdom, Continental Europe and the Pacific Basin (Ex-Japan).

     Looking forward, Edinburgh Fund Managers plc believes the global decline in inflationary expectations will provide a strong underpinning for bonds and will give support to equities. Merger and acquisition activity is also likely to remain a positive feature particularly in Continental Europe.

     The main uncertainty relates to Asia and the extent to which the sharp slowdown feeds through to corporate profits growth in other markets. The success or otherwise of the Japanese government's recent packages to stimulate the economy and stabilize the banking system will be a critical determinant of trends in the Japanese equity market. As regards other Asian markets, the International Monetary Fund's emergency support packages have brought some stability. A sustained recovery, however, seems unlikely until governments in the region demonstrate that they have the political will to implement the harsh measures necessary to restructure their economies.

EDINBURGH FUND MANAGERS PLC
INVESTMENT SUB-ADVISER TO THE EDINBURGH OVERSEAS EQUITY FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE EDINBURGH OVERSEAS EQUITY FUND AND MSCI EAFE INDEX

             MEASUREMENT PERIOD                  EDINBURGH OVERSEAS
           (FISCAL YEAR COVERED)                    EQUITY FUND           MSCI EAFE INDEX**
1/4/96                                                10000                    10000
3/31/96                                               10077                    10296
6/30/96                                               10264                    10466
9/30/96                                                9992                    10403
12/31/96                                               9940                    10610
3/31/97                                                9834                    10442
6/30/97                                               10962                    11799
9/30/97                                               10857                    11697
12/31/97                                              10162                    10780

The Fund's total return is calculated net of Investment Advisory fees and operating expenses. Past performance is not predictive of future performance. Persons who invest in the Fund through a variable annuity or variable life insurance contract should note this graph does not reflect separate account expenses deducted by the insurance company.

------------
*  Fund's inception date
** 1/1/96 to 12/31/97

    MORGAN STANLEY CAPITAL INTERNATIONAL - EUROPE, AUSTRALIA, FAR EAST INDEX

The arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the following 20 countries:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It includes the effect of reinvested dividends, net of foreign taxes withheld, and is measured in U.S. dollars. The index is calculated on a total return basis.

                            TURNER CORE GROWTH FUND

     The Turner Core Growth Fund returned 28.32% for the year ended December 31, 1997. The Wilshire 5000 Stock Index returned 31.29% while the average growth fund tracked by Lipper Analytic Services returned 28.08% for the same period.

     Three characteristics served to define the stock market in the year ended December 31, 1997:

- Notable volatility. The market, as measured by the S&P 500 Index, moved up or down more than 1% in about 70% of the trading days during the year. Volatility was particularly pronounced in the fourth quarter, when bad news about Asia's markets, economies, and currencies materialized.

- The continued outperformance of value stocks over growth stocks. The Russell 1000 Value Index returned 3.0 percentage points more than the Russell 1000 Growth Index.

- Superior performance versus historical norms. The Wilshire 5000 Index returned 31.29% -- more than 18 percentage points above the compound annual return of common stocks since 1926.

     For its part, in 1997 the Turner Core Growth Fund weathered the volatility admirably; maintained its established investment discipline of owning shares of companies with the most promising earnings prospects, notwithstanding the market's preference for value stocks.

     Contributing especially to the Fund's results for the year were investments in the producer-durables sector (represented by conglomerates, metals and commercial services), up nearly 50%. Also recording above-average results were positions in airlines and automotive, financial services, health care (including medical supplies and pharmaceuticals) and technology (represented by computers and information, computer software and communications), which recorded returns of more than 30%.

     All told, the Fund's underperformance can largely be attributed to the market simply not bestowing premium returns on many companies with premium growth prospects -- a circumstance that has been the case for the past three years. Growth stocks did reverse the trend briefly in 1997, soaring from April through September. But as the massive financial problems in Asia made headlines in late October and roiled the market for the remainder of the year, value stocks again came to the fore; their relatively lower price/earnings multiples were sought by jittery investors.

     We think the pendulum is likely to swing to the advantage of growth-stock investing soon. We anticipate that corporate earnings growth will noticeably slow in 1998. In the past three years the S&P 500 companies have been increasing their earnings per share at an 18.3% clip, a pace that's unlikely to continue. Indeed, the consensus forecast of Wall Street analysts is that S&P 500 earnings per share will increase only 13.8% in 1998. Numerous studies and our own research have shown that when profits slow, investors gravitate to companies with predictable earnings.

TURNER INVESTMENT PARTNERS, INC.
INVESTMENT SUB-ADVISER TO THE TURNER CORE GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE TURNER CORE GROWTH FUND AND WILSHIRE 5000 STOCK INDEX

             MEASUREMENT PERIOD                  TURNER CORE GROWTH      WILSHIRE 5000 STOCK
           (FISCAL YEAR COVERED)                        FUND                   INDEX**
1/4/96                                                10000                    10000
3/31/96                                               10651                    10562
6/30/96                                               11228                    11027
9/30/96                                               11614                    11339
12/31/96                                              12000                    12120
3/31/97                                               11632                    12200
6/30/97                                               13357                    14260
9/30/97                                               15146                    15651
12/31/97                                              15384                    15914

The Fund's total return is calculated net of Investment Advisory fees and operating expenses. Past performance is not predictive of future performance. Persons who invest in the Fund through a variable annuity or variable life insurance contract should note this graph does not reflect separate account expenses deducted by the insurance company.
------------
*  Fund's inception date
** 1/1/96 to 12/31/97

                           WILSHIRE 5000 STOCK INDEX

A capitalization weighted stock index representing all domestic common stocks traded regularly on the organized exchanges. The index is the broadest measure of the aggregate domestic stock market.

                       FRONTIER CAPITAL APPRECIATION FUND

     The Frontier Capital Appreciation Fund returned 22.13% for the year ended December 31, 1997. The Russell 2500 Stock Index returned 24.36% for the same period.

     An examination of the relative performance of sectors within the Russell 2500 showed financial services were the best group, rising 40.9%, while technology was by far the worst, up just 5.4%. The utility sector was another area of the Russell 2500 that performed strongly in 1997. In fact, the combination of financial services and utilities, accounting for 31.0% of the Russell 2500, generated 48% of the total gain in the index. As growth managers, we have had significant underweighting versus the index in financials and utilities and overweighting in technology.

     The past three years have seen exceptional stock market gains, especially in the large cap sector. Over this period, the Russell 2500's cumulative return of 95.0% has paled in comparison to the S&P 500's total return of 133.4%. This three-year return for the S&P was the best since 1928. This performance has reflected well above trendline earnings growth combined with rising relative multiples driven by declining inflation and interest rates.

     We expect a less ebullient stock market in 1998 with performance more dependent on individual stock selection. The weakness in Asia is likely to have some moderating effect on US corporate profit growth due to reduced export activity and more intense foreign price competition, particularly in light of the strong dollar. This suggests that, even if margins are maintained, overall earnings trends will track more with the growth of nominal GDP in contrast to the double digit gains of recent years. In a slower growth economy where pricing power is limited, those companies that can sustain above average earnings gains should be rewarded with rising relative multiples. The underperformance of the past four years has brought relative valuations in the small and mid cap sectors down to the lower end of their historic ranges. This, plus the lack of enthusiasm for the sector among investors, has created opportunities that we believe can be exploited through our active research efforts.

FRONTIER CAPITAL MANAGEMENT CO., INC.
INVESTMENT SUB-ADVISER TO THE FRONTIER CAPITAL APPRECIATION FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
       THE FRONTIER CAPITAL APPRECIATION FUND, RUSSELL MIDCAP STOCK INDEX
                          AND RUSSELL 2500 STOCK INDEX

        MEASUREMENT PERIOD           FRONTIER CAPITAL     RUSSELL MIDCAP       RUSSELL 2500
      (FISCAL YEAR COVERED)          APPRECIATION FUND       INDEX **            INDEX **
1/4/96                                    10000               10000               10000
3/31/96                                   10927               10602               10586
6/30/96                                   11931               10900               11026
9/30/96                                   12436               11242               11275
12/31/96                                  13030               11900               11903
3/31/97                                   12484               11802               11505
6/30/97                                   14372               13403               13243
9/30/97                                   17477               15183               15143
12/31/97                                  15905               15351               14803

The Fund's total return is calculated net of Investment Advisory fees and operating expenses. Past performance is not predictive of future performance. Persons who invest in the Fund through a variable annuity or variable life insurance contract should note this graph does not reflect separate account expenses deducted by the insurance company.
------------
*  Funds inception date

** 1/1/96 to 12/31/97. In 1997, the benchmark for the Frontier Capital
   Appreciation Fund was changed retroactively from the Russell Midcap Index to the Russell 2500 Stock Index. The new index better reflects the investment style, capitalization and valuation characteristics of the Fund. A comparison to the prior benchmark, the Russell Midcap Index, has also been provided.

                           RUSSELL MIDCAP STOCK INDEX

A capitalization weighted stock index representing the 200-800 ranked domestic stocks in terms of market capitalization. The index captures the performance of medium sized companies.

                            RUSSELL 2500 STOCK INDEX

The 2,500 smallest capitalization securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The index is reconstituted annually in June, based upon the May 31 market capitalization rankings. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

                           ENHANCED U.S. EQUITY FUND

     The Enhanced U.S. Equity Fund returned 32.68% for the year ended December 31, 1997. The S&P 500 index returned 33.45% for the same period.

     The superior returns of large capitalization U.S. stocks resumed in the last quarter, and is quite evident in any examination of year to date results. The largest 25 stocks in the Index as of September 30, 1997 had a total return during the fourth quarter of 4.1%. The S&P 500 itself returned 2.8%. For the full year, the largest 25 stocks outperformed the entire index by over five percentage points. Most actively managed portfolios have trouble matching the Index when the largest components of the Index are driving performance. Likewise, when the largest components of the Index are laggards, managed money performs better.

     While the recent financial upset in Asia is cause for near term concern, our outlook for the future is positive. While we continue to believe U.S. equities are mildly overvalued we also believe that "staying the course" with a well-chosen investment mix will generate the best long term results. We believe the Enhanced U.S. Equity Fund is an excellent vehicle to gain investment exposure to large U.S. companies.

FRANKLIN PORTFOLIO ASSOCIATES, LLC
INVESTMENT SUB-ADVISER TO THE ENHANCED U.S. EQUITY FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ENHANCED U.S. EQUITY FUND AND S&P 500 STOCK INDEX

             MEASUREMENT PERIOD                 ENHANCED U.S. EQUITY
           (FISCAL YEAR COVERED)                        FUND            S & P 500 STOCK INDEX
1/4/96                                                10000                    10000
3/31/96                                               10875                    10538
6/30/96                                               11194                    11007
9/30/96                                               11432                    11342
12/31/96                                              12370                    12280
3/31/97                                               12456                    12614
6/30/97                                               14413                    14816
9/30/97                                               16105                    15926
12/31/97                                              16405                    16383

The Fund's total return is calculated net of Investment Advisory fees and operating expenses. Past performance is not predictive of future performance. Persons who invest in the Fund through a variable annuity or variable life insurance contract should note this graph does not reflect separate account expenses deducted by the insurance company.

------------
*  Fund's inception date
** 1/1/96 to 12/31/97

                              S&P 500 STOCK INDEX

A capitalization weighted index of 500 large stocks, representing approximately 70% of the broad U.S. equity market. The stocks represent the largest companies in 88 industries. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         FOREIGN COMMON STOCKS - 89.2%

         ARGENTINA - 1.1%

  690    Inversiones y Representaciones SA
           GDR................................. $   25,961

1,140    Telecom Argentina Stet - France
           Telecom SA ADR......................     40,755
                                                ----------

                                                    66,716
                                                ----------

         AUSTRALIA - 2.7%

15,000   Gio Australian Holdings Ltd. .........     38,335

3,000    Lend Lease Corp. Ltd. ................     58,631

34,000   Orogen Minerals ......................     66,448
                                                ----------

                                                   163,414
                                                ----------

         BRAZIL - 1.1%

2,700    Centrais Electricas Brasileiras SA
           ADR.................................     68,950
                                                ----------

         DENMARK - 2.3%

1,025    Den Danske Bank.......................    136,579
                                                ----------

         FRANCE - 8.3%

1,200    Elf Aquitaine SA......................    139,570

1,600    France Telecom SA*....................     58,034

2,000    Rhone-Poulenc Class A.................     89,590

  740    Societe Generale Ord..................    100,822

1,030    Suez Lyonnaise des Eaux-Dumez.........    113,979
                                                ----------

                                                   501,995
                                                ----------

         GERMANY - 7.8%

2,200    Bayer AG..............................     82,181

  249    Mannesmann AG.........................    125,818

1,750    Metro AG..............................     62,745

  450    Thyssen AG............................     96,306

1,525    VEBA AG...............................    103,845
                                                ----------

                                                   470,895
                                                ----------

         HONG KONG - 1.1%

34,000   Hong Kong & China Gas Ltd. ...........     65,815
                                                ----------

                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------

         ITALY - 2.2%

22,900   ENI SpA............................... $  130,772
                                                ----------

         JAPAN - 20.3%

3,000    Bridgestone Corp. ....................     65,070

2,000    Canon Sales Co., Inc. ................     22,840

2,000    Canon, Inc. ..........................     46,599

4,000    Citizen Watch Co. ....................     26,825

8,000    Daihatsu Motor Co. Ltd. ..............     37,034

    3    DDI Corp. ............................      7,933

    3    East Japan Railway Co. ...............     13,543

1,000    Fuji Machine Manufacturing Co.
           Ltd. ...............................     24,143

1,000    Fuji Photo Film.......................     38,322

6,000    Fujikura Ltd. ........................     39,732

6,000    Hitachi Ltd. .........................     42,767

3,000    Matsushita Electric Industrial Co. ...     43,916

5,000    Matsushita Electric Works.............     43,303

5,000    Mitsui Fudosan........................     48,285

6,000    Mitsui & Co. .........................     35,501

1,000    NAMCO Ltd. ...........................     29,048

  400    Nichiei Co. Ltd. .....................     42,614

3,000    Nippon Comsys Corp. ..................     37,019

    9    Nippon Telegraph & Telephone..........     77,256

6,000    Nissan Motors.........................     24,832

2,000    Nitto Denko Corp. ....................     34,489

1,000    Ono Pharmaceutical Co. ...............     19,391

   20    People Co. Ltd. ......................        307

1,100    Promise Co. Ltd. .....................     61,039

5,000    Sakura Bank Ltd. .....................     14,294

1,000    Sankyo Co. Ltd. ......................     22,610

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         FOREIGN COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
7,000    Sekisui Chemical Co. ................. $   35,570

3,000    Shiseido Co. Ltd. ....................     40,927

4,000    Sumitomo Electric Industries .........     54,570

2,000    Sumitomo Trust & Banking .............     10,393

2,000    Terumo Corp. .........................     29,431

4,000    The Bank of Tokyo Mitsubishi Ltd. ....     55,183

3,000    The Industrial Bank of Japan Ltd. ....     21,383

2,000    The Sanwa Bank Ltd. ..................     20,234

1,600    Tokyo Electric Power..................     29,186

1,000    Toyota Motor Corp. ...................     28,664
                                                ----------

                                                 1,224,253
                                                ----------

         MEXICO - 1.0%

8,000    Cemex SA de C.V. Class A..............     36,242

5,700    Kimberly Clark de Mexico SA de C.V.
           Class A.............................     26,988
                                                ----------

                                                    63,230
                                                ----------

         NETHERLANDS - 7.3%

3,660    ING Groep NV..........................    154,151

4,785    Koninklijke Ahold NV..................    124,837

5,300    Verenigde Nederlandse
           Uitgeversbedrijven Verenigd Bezit...    149,513
                                                ----------

                                                   428,501
                                                ----------

         NEW ZEALAND - 0.1%

9,000    Restaurant Brands New Zealand Ltd.*...      8,884
                                                ----------

         SINGAPORE - 1.6%

8,000    DBS Land Ltd. ........................     12,275

6,120    Overseas Chinese Banking Corp. .......     35,668

4,000    Singapore Press Holdings Ltd. ........     50,193
                                                ----------

                                                    98,136
                                                ----------
                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------

         SWEDEN - 4.7%

7,600    Astra AB Class A...................... $  131,614

14,000   Nordbanken Holding AB*................     79,170

2,000    Telefonaktiebolaget LM Ericsson Class
           B...................................     75,190
                                                ----------

                                                   285,974
                                                ----------

         SWITZERLAND - 7.5%

  108    Novartis .............................    175,183

   12    Roche Holding AG .....................    119,129

  110    Union Bank of Switzerland ............    159,003
                                                ----------

                                                   453,315
                                                ----------

         UNITED KINGDOM - 20.1%

3,650    Anglian Water Plc.....................     50,324

8,000    BAA Plc...............................     65,469

2,000    Barclays Plc..........................     53,269

3,200    British Aerospace Plc.................     91,236

7,200    British Petroleum Co. Plc ............     95,305

6,000    British Telecommunications ...........     46,982

10,000   General Electric Plc..................     64,828

2,200    GKN Plc...............................     45,082

3,400    Glaxo Wellcome Plc....................     81,097

4,500    Diageo Plc............................     41,189

1,800    HSBC Holdings.........................     46,144

6,500    Legal and General Group Plc ..........     57,466

10,000   Lloyds TSB Group Plc..................    130,159

6,500    Marks & Spencer Plc...................     63,982

7,200    Smithkline Beecham Plc................     73,712

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         FOREIGN COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
16,500   Vodafone Group Plc.................... $  119,032

5,000    Wolseley Plc .........................     39,760

1,400    Zeneca Group Plc......................     49,614
                                                ----------

                                                 1,214,650
                                                ----------

         TOTAL FOREIGN COMMON STOCKS (Cost
           $5,141,599).........................  5,382,079
                                                ----------

   FACE                                 MATURITY
  AMOUNT                         RATE     DATE
----------                       -----  --------
             CONVERTIBLE FOREIGN BONDS - 2.1%
             CAYMAN ISLANDS - 0.5%
Y5,000,000   STB Cayman Capital
               Ltd. ............ 0.50%  10/01/07      28,500
                                                  ----------
             FRANCE - 1.6%
1,380,000F   Finaxa............. 2.75%  01/01/06     100,430
                                                  ----------
             TOTAL CONVERTIBLE FOREIGN BONDS
               (Cost $128,297)..................     128,930
                                                  ----------
             TOTAL INVESTMENTS - 91.3%
               (Cost $5,269,896)................   5,511,009
             Other Assets and Liabilities
                 (net) - 8.7%...................     522,976
                                                  ----------

             NET ASSETS - 100.0%................  $6,033,985
                                                   =========

            NOTES TO THE PORTFOLIO OF INVESTMENTS:

            ADR American Depositary Receipt
            GDR Global Depositary Receipt
            Y Japanese Yen
            F French Franc
            * Non-income producing security

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997 (UNAUDITED)

At December 31, 1997, industry sector diversification of the Edinburgh Overseas Equity Fund's investments as a percentage of net assets was as follows:

                                                                         PERCENTAGE OF
                                           INDUSTRY SECTOR                NET ASSETS
                              ------------------------------------------ -------------
                              Banking...................................      16.8%
                              Pharmaceuticals...........................      10.4
                              Oil & Gas.................................       7.2
                              Telephone Systems.........................       5.7
                              Electrical Equipment......................       4.7
                              Financial Services........................       4.0
                              Chemicals.................................       3.4
                              Electric Utilities........................       3.3
                              Automotive................................       3.3
                              Media - Broadcasting & Publishing.........       3.3
                              Heavy Machinery...........................       2.5
                              Real Estate...............................       2.4
                              Retailers.................................       2.1
                              Food Retailers............................       2.1
                              Communications............................       2.0
                              Building Materials........................       2.0
                              Municipal Services........................       1.9
                              Manufacturing.............................       1.6
                              Insurance.................................       1.6
                              Aerospace & Defense.......................       1.5
                              Commercial Services.......................       1.5
                              Medical Supplies..........................       1.2
                              Metals....................................       1.1
                              Water Companies...........................       0.8
                              Electronics...............................       0.7
                              Beverages, Food & Tobacco.................       0.7
                              Cosmetics & Personal Care.................       0.7
                              Household Products........................       0.6
                              Wholesale Trade...........................       0.6
                              Entertainment & Leisure...................       0.5
                              Forest Products & Paper...................       0.4
                              Miscellaneous.............................       0.4
                              Transportation............................       0.2
                              Restaurants...............................       0.1
                                                                              ----
                                                                              91.3%
                                                                              ====

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS - 95.8%
         AIRLINES - 1.2%
1,025    Southwest Airlines, Inc............... $   25,241
  300    US Airways Group, Inc.*...............     18,750
                                                ----------
                                                    43,991
                                                ----------
         APPAREL RETAILERS - 0.5%
  610    Abercrombie & Fitch Co. - Class A*....     19,063
                                                ----------
         AUTOMOTIVE - 2.1%
  670    Federal-Mogul Corp. ..................     27,135
  580    Ford Motor Co. .......................     28,239
  520    Lear Corp.*...........................     24,700
                                                ----------
                                                    80,074
                                                ----------
         BANKING - 5.3%
  555    Associates First Capital Corp. .......     39,474
  600    BankAmerica Corp. ....................     43,800
  440    H.F. Ahmanson & Co. ..................     29,453
  510    Mellon Bank Corp. ....................     30,919
  730    Newcourt Credit Group, Inc. ..........     24,364
  300    U.S. BanCorp. ........................     33,581
                                                ----------
                                                   201,591
                                                ----------
         BEVERAGES, FOOD & TOBACCO - 3.9%
  660    Campbell Soup Co. ....................     38,363
  910    Coca-Cola Enterprises, Inc. ..........     32,362
1,170    Pepsico, Inc. ........................     42,632
  670    Quaker Oats Co. ......................     35,343
                                                ----------
                                                   148,700
                                                ----------
         BUILDING MATERIALS - 0.5%
  380    Lowe's Companies, Inc. ...............     18,121
                                                ----------

                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         COMMERCIAL SERVICES - 4.0%
1,760    Allied Waste Industries, Inc.*........ $   41,030
  780    Browning-Ferris Industries, Inc. .....     28,860
1,057    Cendant Corp.*........................     36,347
  610    Paychex, Inc. ........................     30,881
  420    Quintiles Transnational Corp.*........     16,065
                                                ----------
                                                   153,183
                                                ----------
         COMMUNICATIONS - 5.4%
  760    ADC Telecommunications, Inc.*.........     31,730
  850    AirTouch Communications*..............     35,328
  510    CIENA Corp.*..........................     31,174
  450    Lucent Technologies...................     35,944
1,020    Network Appliance, Inc.*..............     36,210
  780    Omnipoint Corp.*......................     18,135
  880    Tel-Save Holdings, Inc.*..............     17,490
                                                ----------
                                                   206,011
                                                ----------
         COMPUTER SOFTWARE & PROCESSING - 10.0%
  440    America Online, Inc.*.................     39,243
  750    Cisco Systems, Inc.*..................     41,813
  370    Citrix Systems, Inc.*.................     28,120
  675    Computer Associates
           International, Inc. ................     35,691
1,130    Compuware Corp.*......................     36,160
1,570    FORE Systems, Inc.*...................     23,943
  800    HBO & Co. ............................     38,400
  320    Microsoft Corp.*......................     41,360
1,340    Peoplesoft*...........................     52,260
1,840    Unisys Corp.*.........................     25,530
  270    Yahoo!, Inc.*.........................     18,698
                                                ----------
                                                   381,218
                                                ----------

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         COMMON STOCKS (CONTINUED)
         COMPUTERS & INFORMATION - 2.5%
1,020    EMC Corp.*............................ $   27,986
  435    International Business Machines.......     45,485
  590    Tech Data Corp.*......................     22,936
                                                ----------
                                                    96,407
                                                ----------
         CONGLOMERATES - 2.8%
1,620    Republic Industries, Inc.*............     37,766
1,570    Tyco International Ltd. ..............     70,748
                                                ----------
                                                   108,514
                                                ----------
         COSMETICS & PERSONAL CARE - 1.4%
1,010    Alberto-Culver Co. ...................     27,270
1,350    The Dial Corp. .......................     28,097
                                                ----------
                                                    55,367
                                                ----------
         ELECTRONICS - 0.7%
  520    Tellabs, Inc.*........................     27,495
                                                ----------
         ENTERTAINMENT & LEISURE - 0.8%
  310    Walt Disney Co. ......................     30,709
                                                ----------
         FINANCIAL SERVICES - 5.7%
  640    American Express Co. .................     57,120
  700    Federal National Mortgage
           Association.........................     39,944
  630    Merrill Lynch & Co., Inc. ............     45,951
1,020    Morgan Stanley, Dean Witter, Discover
           & Co. ..............................     60,308
  600    The Money Store, Inc..................     12,600
                                                ----------
                                                   215,923
                                                ----------
         FOOD RETAILERS - 1.6%
  845    General Nutrition Co., Inc.*..........     28,730
  620    Whole Foods Market, Inc.*.............     31,698
                                                ----------
                                                    60,428
                                                ----------
                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         FOREST PRODUCTS & PAPER - 0.6%
  500    Kimberly-Clark Corp................... $   24,656
                                                ----------
         HEALTH CARE PROVIDERS - 2.5%
  990    Healthsouth Corp.*....................     27,473
  740    Renal Treatment Centers, Inc.*........     26,733
  820    Universal Health Services,
           Inc. - Class B*.....................     41,308
                                                ----------
                                                    95,514
                                                ----------
         HEAVY CONSTRUCTION - 1.4%
1,500    McDermott International, Inc. ........     54,938
                                                ----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 0.7%
  465    Home Depot ...........................     27,377
                                                ----------
         HOUSEHOLD PRODUCTS - 3.7%
1,040    Illinois Tool Works, Inc. ............     62,530
  490    Procter & Gamble Co. .................     39,108
  500    The Clorox Co. .......................     39,531
                                                ----------
                                                   141,169
                                                ----------
         INSURANCE - 3.8%
  280    Ace Ltd. .............................     27,020
  560    Conseco, Inc. ........................     25,445
  430    EXEL Ltd. ............................     27,251
  690    SunAmerica, Inc. .....................     29,498
  675    Travelers Group.......................     36,366
                                                ----------
                                                   145,580
                                                ----------

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         COMMON STOCKS (CONTINUED)
         MEDIA - BROADCASTING &
           PUBLISHING - 2.5%
  920    Comcast Corp. - Class A............... $   29,038
  810    Cox Communications, Inc. - Class A*...     32,451
1,156    Tele-Communications, Inc.*............     32,296
                                                ----------
                                                    93,785
                                                ----------
         MEDICAL SUPPLIES - 2.0%
  580    Guidant Corp. ........................     36,105
1,180    Tenet Healthcare Corp.*...............     39,088
                                                ----------
                                                    75,193
                                                ----------
         METALS - 2.0%
  750    Danaher Corp. ........................     47,344
  560    Masco Corp. ..........................     28,490
                                                ----------
                                                    75,834
                                                ----------
         OFFICE EQUIPMENT - 1.0%
  430    Pitney Bowes, Inc. ...................     38,673
                                                ----------
         OIL & GAS - 8.6%
  450    Anadarko Petroleum Corp. .............     27,309
  620    Apache Corp. .........................     21,739
  470    El Paso Natural Gas Co. ..............     31,255
  885    Exxon.................................     54,151
1,560    Global Industries Ltd.*...............     26,520
  640    Mobil Corp. ..........................     46,200
  620    Ocean Energy, Inc.*...................     30,574
1,080    Union Pacific Resources Group,
           Inc. ...............................     26,190
1,060    USX-Marathon Group....................     35,775
  994    Williams Companies, Inc. .............     28,205
                                                ----------
                                                   327,918
                                                ----------
                                                  VALUE
SHARES                                           (NOTE 1)
                                                ----------
         PHARMACEUTICALS - 4.3%
  480    Bristol-Myers Squibb Co. ............. $   45,420
  380    Cardinal Health, Inc. ................     28,548
  740    Eli Lilly & Co. ......................     51,523
  540    Pfizer, Inc. .........................     40,264
                                                ----------
                                                   165,755
                                                ----------
         REAL ESTATE - 2.0%
  790    Boston Properties, Inc. - REIT........     26,119
  490    First Industrial Reality Trust,
           Inc. - REIT.........................     17,701
1,080    Patriot American Hospitality,
           Inc. - REIT.........................     31,118
                                                ----------
                                                    74,938
                                                ----------
         RETAILERS - 7.2%
  660    CKE Restaurants, Inc. ................     27,803
  710    CompUSA, Inc.*........................     22,010
  380    CVS Corp. ............................     24,344
  700    Dollar Tree Stores, Inc.*.............     28,963
  270    Kohl's Corp.*.........................     18,394
1,240    Office Depot, Inc.*...................     29,683
  800    Safeway, Inc.*........................     50,600
1,000    Tandy Corp. ..........................     38,563
1,140    Walgreen Co. .........................     35,768
                                                ----------
                                                   276,128
                                                ----------
         TELEPHONE SYSTEMS - 3.9%
  660    AT&T Corp. ...........................     40,425
  415    Qwest Communications
           International, Inc.*................     24,693

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS (CONTINUED)
         TELEPHONE SYSTEMS (CONTINUED)
  970    Teleport Communications Group, Inc. -
           Class A*............................ $   53,229
1,010    WorldCom, Inc.*.......................     30,537
                                                ----------
                                                   148,884
                                                ----------
         TEXTILES, CLOTHING & FABRICS - 1.2%
1,130    Unifi, Inc. ..........................     45,977
                                                ----------
         TOTAL INVESTMENTS - 95.8%
           (Cost $3,160,186)...................  3,659,114
         Other Assets and Liabilities
           (net) - 4.2%........................    161,028
                                                ----------
         NET ASSETS - 100.0%................... $3,820,142
                                                ==========
         NOTES TO THE PORTFOLIO OF INVESTMENTS:
         REIT Real Estate Investment Trust
         * Non-income producing security

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                         (NOTE 1)
------                                        -----------
         COMMON STOCKS - 84.3%

         AEROSPACE & DEFENSE - 0.9%

5,200    Orbital Sciences Corp.*............. $   154,700
                                               ----------

         AIRLINES - 1.5%

3,920    American West Holdings Corp.*.......      73,010

6,980    Mesaba Holdings, Inc.*..............     181,480
                                               ----------

                                                  254,490
                                               ----------

         BUILDING MATERIALS - 1.2%

4,460    Cameron Ashley Building Products*...      74,705

5,310    Elcor Corp. ........................     127,440
                                               ----------

                                                  202,145
                                               ----------

         CHEMICALS - 2.2%

3,050    Brunswick Technologies, Inc.*.......      44,606

5,000    Compass Plastics & Technologies,
           Inc.*.............................      38,125

7,030    Hexcel Corp.*.......................     175,311

3,300    Lesco, Inc. ........................      68,888

1,970    Spartech Corp. .....................      29,796
                                               ----------

                                                  356,726
                                               ----------

         COMMERCIAL SERVICES - 2.9%

2,200    Bright Horizons, Inc.*..............      41,250

22,800   Celgene Corp.*......................     192,375

2,400    Fine Host Corp.*....................      24,300

1,210    Lason, Inc.*........................      32,216

17,800   Magal Security Systems Ltd.*........      60,075

4,800    Market Facts, Inc.*.................      80,400

1,200    Stone & Webster, Inc. ..............      56,250
                                               ----------

                                                  486,866
                                               ----------

         COMMUNICATIONS - 7.4%

5,800    360 Communications Co.*.............     117,088

2,120    ADC Telecommunications, Inc.*.......      88,510

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------

2,880    AirTouch Communications*............ $   119,700

8,400    ANTEC Corp.*........................     131,250

17,130   Arch Communications Group, Inc.*....      87,791

4,000    Cable Design Technologies*..........     155,500

4,700    Coherent Communications Systems
           Corp.*............................     131,013

2,460    DSC Communications*.................      59,040

4,300    Harmon Industries, Inc. ............     119,325

3,000    Omnipoint Corp.*....................      69,750

4,400    Paging Network, Inc.*...............      47,300

5,530    Transaction Network Services,
           Inc.*.............................      95,393
                                               ----------

                                                1,221,660
                                               ----------

         COMPUTER SOFTWARE & PROCESSING - 11.8%

1,800    Activision, Inc.*...................      32,175

4,250    BARRA, Inc.*........................     102,531

1,500    DataWorks Corp.*....................      29,813

1,700    FileNet Corp.*......................      51,213

3,500    Hypercom Corp.*.....................      49,438

3,700    Information Resources, Inc.*........      49,488

21,000   ISG International Software Group
           Ltd.*.............................     304,500

4,000    Kronos, Inc.*.......................     123,250

6,240    Level 8 Systems, Inc.*..............      85,020

17,100   Mentor Graphics Corp.*..............     165,656

3,341    Network Associates, Inc.*...........     176,655

24,130   Optika Imaging Systems*.............      82,947

  800    Project Software & Development,
           Inc.*.............................      18,800

5,450    Sandisk Corp.*......................     110,703

8,500    State of the Art, Inc.*.............     138,125

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------
         COMMON STOCKS (CONTINUED)
         COMPUTER SOFTWARE & PROCESSING (CONTINUED)
11,260   The Learning Co., Inc.*............. $   180,864

10,200   UBICS, Inc.*........................     153,000

8,040    Wonderware Corp.*...................     113,565
                                               ----------

                                                1,967,743
                                               ----------

         COMPUTERS & INFORMATION - 2.6%

7,660    Cirrus Logic, Inc.*.................      81,388

6,200    Data General Corp.*.................     108,113

7,030    Evans & Sutherland Computer Co.*....     203,870

1,900    Seagate Technology, Inc.*...........      36,575
                                               ----------

                                                  429,946
                                               ----------

         CONTAINERS & PACKAGING - 0.7%

6,990    US Can Corp.*.......................     117,956
                                               ----------

         COSMETICS & PERSONAL CARE - 1.1%

4,780    Wesley Jessen VisionCare, Inc.*.....     186,420
                                               ----------

         ELECTRIC UTILITIES - 0.7%

4,160    Calenergy, Inc.*....................     119,600
                                               ----------

         ELECTRICAL EQUIPMENT - 0.6%

3,200    Computer Products, Inc.*............      72,400

1,000    Encore Wire Corp.*..................      30,688
                                               ----------

                                                  103,088
                                               ----------

         ELECTRONICS - 11.2%

2,300    Atmel Corp.*........................      42,694

1,700    Black Box Corp.*....................      60,138

5,400    Cypress Semiconductor Corp.*........      45,900

4,700    DII Group, Inc.*....................     128,075

5,700    Essex International, Inc.*..........     169,575

3,200    Exar Corp.*.........................      52,800

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------
         ELECTRONICS (CONTINUED)

7,500    FARO Technologies, Inc.*............ $    87,188

2,250    Harman International Industries.....      95,484

1,180    Intel Corp. ........................      82,895

2,920    Lattice Semiconductor*..............     138,335

5,630    LSI Logic*..........................     111,193

2,820    Maxim Intergrated Products*.........      97,290

2,130    Oak Industries, Inc.*...............      63,234

1,700    Power - One, Inc.*..................      23,375

3,600    Read - Rite Corp.*..................      56,700

3,280    Rogers Corp.*.......................     134,070

7,560    Semiconductor Packaging Materials
           Co., Inc.*........................      57,173

4,300    SpeedFam International, Inc.*.......     113,950

8,560    Trimble Navigation Ltd.*............     186,715

4,770    VLSI Technology*....................     112,691
                                               ----------

                                                1,859,475
                                               ----------

         ENTERTAINMENT & LEISURE - 3.0%

8,300    American Coin Merchandising,
           Inc.*.............................     146,288

3,900    American Skiing Corp.*..............      58,013

10,580   Galoob Lewis Toys, Inc.*............     107,784

4,720    International Game Technology.......     119,180

9,510    Sodak Gaming*.......................      60,626
                                               ----------

                                                  491,891
                                               ----------

         FOREST PRODUCTS & PAPER - 1.5%

8,660    Louisiana Pacific Corp. ............     164,540

2,500    Willamette Industries, Inc. ........      80,469
                                               ----------

                                                  245,009
                                               ----------

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------
         COMMON STOCKS (CONTINUED)
         HEALTH CARE PROVIDERS - 1.2%

9,300    Apple Orthodontix, Inc.*............ $   110,438

3,200    Coventry Corp.*.....................      48,800

  800    Lincare Holdings, Inc.*.............      45,600
                                               ----------

                                                  204,838
                                               ----------

         HEAVY CONSTRUCTION - 0.5%

9,080    Perini Corp.*.......................      81,720
                                               ----------

         HEAVY MACHINERY - 3.0%

6,220    Brown & Sharpe Manufacturing Co.*...      63,366

5,000    Central Sprinkler Corp.*............      92,188

3,200    General Scanning, Inc.*.............      55,200

18,330   Insituform Technologies,
           Inc. - Class A*...................     142,058

9,530    Paxar Corp.*........................     141,163
                                               ----------

                                                  493,975
                                               ----------

         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 0.9%

13,700   Diamond Home Services, Inc.*........      97,613

2,000    Virco Manufacturing Corp. ..........      56,000
                                               ----------

                                                  153,613
                                               ----------

         INDUSTRIAL - DIVERSIFIED - 0.6%

8,500    Nanophase Technologies Corp.*.......     107,844
                                               ----------

         INSURANCE - 2.4%

2,390    Conseco, Inc. ......................     108,596

6,540    John Alden Financial Corp. .........     156,960

3,500    Penn - America Group, Inc. .........      71,750

2,180    United Wisconsin Services...........      56,135
                                               ----------

                                                  393,441
                                               ----------

         MANUFACTURING - 1.0%

5,857    Halter Marine Group, Inc.*..........     169,121
                                               ----------

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------

         MEDIA - BROADCASTING & PUBLISHING - 2.6%

3,965    Mail - Well, Inc.*.................. $   160,583

4,820    Scientific Games Holdings Corp.*....      97,605

4,240    Viacom, Inc. - Class B*.............     175,695
                                               ----------

                                                  433,883
                                               ----------

         MEDICAL SUPPLIES - 0.8%

12,780   CNS, Inc.*..........................      85,466

4,900    Merit Medical Systems, Inc.*........      30,625

4,540    Uroquest Medical Corp.*.............      11,918
                                               ----------

                                                  128,009
                                               ----------

         MEDICAL & BIO - TECHNOLOGY - 2.9%

7,610    American Service Group, Inc.*.......     114,626

19,622   Interferon Sciences, Inc.*..........     170,466

7,140    Neoprobe Corp.*.....................      42,840

6,900    VISX, Inc.*.........................     152,663
                                               ----------

                                                  480,595
                                               ----------

         METALS - 5.4%

10,970   Birmingham Steel Corp. .............     172,778

2,220    Carpenter Technology................     106,699

2,400    CommScope, Inc.*....................      32,250

3,600    General Cable Corp. ................     130,275

4,400    J&L Specialty Steel, Inc. ..........      44,275

3,850    Oregon Steel Mills .................      82,053

3,900    Quanex Corp. .......................     109,688

2,600    Reliance Steel & Aluminum Co. ......      77,350

9,300    Synalloy Corp. .....................     137,175
                                               ----------

                                                  892,543
                                               ----------

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                         (NOTE 1)
                                              ----------
         COMMON STOCKS (CONTINUED)
         OIL & GAS - 3.7%

3,670    Carbo Ceramics, Inc. ............... $   117,440

16,780   COHO Energy, Inc.*..................     153,106

4,700    KCS Energy, Inc. ...................      97,525

2,425    Louis Dreyfus Natural
           Gas Corp.*........................      45,317

3,680    Noble Drilling Corp.*...............     112,700

1,500    Vastar Resources, Inc. .............      53,625

2,770    Wiser Oil Co. ......................      39,126
                                               ----------

                                                  618,839
                                               ----------

         PHARMACEUTICALS - 2.4%

4,880    Anesta Corp.*.......................      79,910

17,000   Cellegy Pharmaceuticals, Inc.*......     142,375

10,630   DUSA Pharmaceuticals, Inc.*.........     122,245

4,220    NeXstar Pharmaceuticals, Inc.*......      48,003
                                               ----------

                                                  392,533
                                               ----------

         REAL ESTATE - 3.5%

3,300    Boston Properties, Inc. - REIT......     109,106

11,680   CB Commercial Real Estate Services
           Group, Inc.*......................     375,950

1,200    LaSalle Partners, Inc.*.............      42,750

3,900    Prime Retail, Inc. - REIT...........      55,331
                                               ----------

                                                  583,137
                                               ----------

                                                 VALUE
SHARES                                         (NOTE 1)
------                                        -----------

         RETAILERS - 0.4%

3,300    Claire's Stores, Inc. .............. $    64,144
                                               ----------

         TELEPHONE SYSTEMS - 0.9%

4,840    Western Wireless Corp. - Class A*...      84,095

2,500    WinStar Communications, Inc.*.......      62,344
                                               ----------

                                                  146,439
                                               ----------

         TEXTILES, CLOTHING & FABRICS - 0.9%

6,400    Hartmarx Corp.*.....................      48,800

2,600    Unifi, Inc. ........................     105,788
                                               ----------

                                                  154,588
                                               ----------

         TRANSPORTATION - 1.9%

7,000    ABC Rail Products Corp.*............     140,000

5,100    Celadon Group, Inc.*................      68,850

3,370    USFreightways Corp. ................     109,525
                                               ----------

                                                  318,375
                                               ----------

         TOTAL INVESTMENTS - 84.3%
         (Cost $13,522,084)..................  14,015,352

         Other Assets and Liabilities (net) -
           15.7%.............................   2,613,096
                                               ----------

         NET ASSETS - 100.0%................. $16,628,448
                                               ==========

       NOTES TO THE PORTFOLIO OF INVESTMENTS:
       REIT Real Estate Investment Trust
       * Non - income producing security

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                          (NOTE 1)
------                                         ----------
         COMMON STOCKS - 96.8%

         AEROSPACE & DEFENSE - 1.0%

  600    General Dynamics..................... $   51,863

  183    Lockheed Martin Corp. ...............     18,026
                                               ----------

                                                   69,889
                                               ----------

         AIRLINES - 1.2%

1,500    Federal Express Corp.*...............     91,594
                                               ----------

         AUTOMOTIVE - 3.0%

4,500    Ford Motor Co. ......................    219,094
                                               ----------

         BANKING - 7.4%

  100    Banc One Corp. ......................      5,431

2,100    BankAmerica Corp. ...................    153,300

  500    Bankers Trust New York Corp. ........     56,219

  200    CitiCorp.............................     25,288

  200    First Union Corp. ...................     10,250

  100    Golden West Financial Corp. .........      9,781

1,000    H.F. Ahmanson & Co. .................     66,938

1,300    J.P. Morgan & Co., Inc. .............    146,738

1,100    Nationsbank Corp. ...................     66,894
                                               ----------

                                                  540,839
                                               ----------

         BEVERAGES, FOOD & TOBACCO - 4.2%

  700    Adolph Coors Co. ....................     23,275

1,687    Archer-Daniels-Midland...............     36,587

  800    ConAgra..............................     26,250

1,900    Philip Morris Co. ...................     86,094

1,900    Quaker Oats Co. .....................    100,225

  500    The Coca-Cola Co. ...................     33,313
                                               ----------

                                                  305,744
                                               ----------

         BUILDING & CONSTRUCTION - 0.8%

  900    Centex Corp. ........................     56,644

   80    Martin Marietta Materials, Inc. .....      2,925
                                               ----------

                                                   59,569
                                               ----------

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------

         CHEMICALS - 3.7%

1,900    Dow Chemical......................... $  192,837

1,500    Praxair, Inc. .......................     67,500

  200    Sigma Aldrich Corp. .................      7,950
                                               ----------

                                                  268,287
                                               ----------

         COMMERCIAL SERVICES - 0.9%

  300    AccuStaff, Inc.*.....................      6,900

  800    Browning-Ferris Industries, Inc. ....     29,600

  700    Dun & Bradstreet Corp. ..............     21,656

  100    Robert Half International, Inc.*.....      4,000
                                               ----------

                                                   62,156
                                               ----------

         COMMUNICATIONS - 4.0%

4,400    AirTouch Communications*.............    182,875

  500    Bay Networks*........................     12,781

1,232    Lucent Technologies..................     98,406
                                               ----------

                                                  294,062
                                               ----------

         COMPUTER SOFTWARE & PROCESSING - 2.8%

  400    Automatic Data Processing, Inc. .....     24,550

  700    Deluxe Corp. ........................     24,150

1,000    Microsoft Corp.*.....................    129,250

1,300    Oracle Corp.*........................     29,006
                                               ----------

                                                  206,956
                                               ----------

         COMPUTERS & INFORMATION - 4.0%

3,350    Compaq Computer .....................    189,066

  200    Dell Computer Corp.*.................     16,800

1,900    Silicon Graphics, Inc.*..............     23,631

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------
         COMMON STOCKS (CONTINUED)
         COMPUTERS & INFORMATION (CONTINUED)
  100    Storage Technology Corp.*............ $    6,194

  500    Sun Microsystems, Inc.*..............     19,938

  900    Tech Data Corp.*.....................     34,988
                                               ----------

                                                  290,617
                                               ----------

         CONGLOMERATES - 2.9%

  800    Raychem Corp. .......................     34,450

4,000    Tyco International Ltd. .............    180,250
                                               ----------

                                                  214,700
                                               ----------

         CONTAINERS & PACKAGING - 0.8%

  800    Avery-Dennison Corp. ................     35,800

  400    Crown Cork & Seal, Inc. .............     20,050
                                               ----------

                                                   55,850
                                               ----------

         COSMETICS & PERSONAL CARE - 0.1%

  100    Gillette Co. ........................     10,044
                                               ----------

         ELECTRIC UTILITIES - 4.7%

  500    American Electric Power Co., Inc. ...     25,813

  600    Carolina Power & Light Co. ..........     25,463

1,311    Houston Industries, Inc. ............     34,987

  800    Northern States Power Co. ...........     46,600

2,400    PacifiCorp. .........................     65,550

2,200    PP&L Resources, Inc. ................     52,663

3,000    Public Service Enterprise Group,
           Inc. ..............................     95,063
                                               ----------

                                                  346,139
                                               ----------

         ELECTRICAL EQUIPMENT - 0.1%

  100    Thomas & Betts Corp. ................      4,725
                                               ----------

         ELECTRONICS - 0.9%

  600    Intel Corp. .........................     42,150

  200    National Semiconductor Corp.*........      5,188

  400    Texas Instruments....................     18,000
                                               ----------

                                                   65,338
                                               ----------

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------

         ENTERTAINMENT & LEISURE - 1.2%

  900    Walt Disney Co. ..................... $   89,156
                                               ----------

         FINANCIAL SERVICES - 4.1%

2,000    Green Tree Financial Corp............     52,375

  700    Merrill Lynch & Co., Inc. ...........     51,056

3,360    Morgan Stanley, Dean Witter, Discover
           & Co. .............................    198,660
                                               ----------

                                                  302,091
                                               ----------

         FOOD RETAILERS - 1.2%

  400    Interstate Bakeries Corp. ...........     14,950

1,700    Supervalu, Inc. .....................     71,188
                                               ----------

                                                   86,138
                                               ----------

         FOREST PRODUCTS & PAPER - 0.7%

  500    Fort James Corp. ....................     19,125

  600    Union Camp Corp. ....................     32,213
                                               ----------

                                                   51,338
                                               ----------

         HEALTH CARE PROVIDERS - 1.0%

1,000    Beverly Enterprises, Inc.*...........     13,000

1,200    Healthsouth Corp.*...................     33,300

  700    Wellpoint Health Networks, Inc.*.....     29,575
                                               ----------

                                                   75,875
                                               ----------

         HEAVY MACHINERY - 4.2%

2,100    Caterpiller, Inc. ...................    101,981

  700    Cooper Industries, Inc. .............     34,300

  600    Dover Corp. .........................     21,675

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------
         COMMON STOCKS (CONTINUED)
         HEAVY MACHINERY (CONTINUED)
2,400    Ingersoll Rand Co. .................. $   97,200

1,000    Parker-Hannifin Corp. ...............     45,875

  100    WW Grainger, Inc. ...................      9,719
                                               ----------

                                                  310,750
                                               ----------

         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 2.6%

2,150    Home Depot...........................    126,581

1,200    Whirlpool Corp. .....................     66,000
                                               ----------

                                                  192,581
                                               ----------

         HOUSEHOLD PRODUCTS - 0.4%

  400    Procter & Gamble Co. ................     31,925
                                               ----------

         INSURANCE - 8.5%

   86    Aegon NV.............................      7,708

  200    Allstate Corp. ......................     18,175

2,400    American International Group.........    261,000

1,100    Conseco, Inc. .......................     49,981

  500    Hartford Financial Services Group,
           Inc. ..............................     46,781

  400    Jefferson Pilot Corp. ...............     31,150

  200    Torchmark Corp. .....................      8,413

3,148    Travelers Group......................    169,599

  700    United Healthcare Corp. .............     34,781
                                               ----------

                                                  627,588
                                               ----------

         MANUFACTURING - 0.1%

  150    Halter Marine Group, Inc.*...........      4,331
                                               ----------

         MEDIA - BROADCASTING & PUBLISHING - 2.3%

1,700    Gannett Co, Inc. ....................    105,081

  200    Knight-Ridder, Inc. .................     10,400

  900    Tribune Co. .........................     56,025
                                               ----------

                                                  171,506
                                               ----------

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------

         MEDICAL SUPPLIES - 0.6%

1,500    Alza Corp.*.......................... $   47,719
                                               ----------

         METALS - 1.8%

1,000    Nucor Corp. .........................     48,313

  300    Phelps Dodge Corp. ..................     18,675

2,000    USX-US Steel Group, Inc. ............     62,500
                                               ----------

                                                  129,488
                                               ----------

         OFFICE EQUIPMENT - 0.4%

2,000    Moore Corp. Ltd. ....................     30,250
                                               ----------

         OIL & GAS - 8.7%

  500    Ashland, Inc. .......................     26,844

  700    Atlantic Richfield Co. ..............     56,088

  800    Baker Hughes, Inc. ..................     34,900

  400    Burlington Resources, Inc. ..........     17,925

1,900    Exxon................................    116,256

  300    Helmerich & Payne, Inc. .............     20,363

  100    Imperial Oil Ltd. ...................      6,394

1,100    Mobil Corp. .........................     79,406

  400    Pennzoil ............................     26,725

  300    Phillips Petroleum Co. ..............     14,588

  400    Royal Dutch Petroleum Co. ...........     21,675

1,800    Schlumberger Ltd. ...................    144,900

1,200    Sun Co., Inc. .......................     50,475

  900    Union Pacific Resources Group,
           Inc. ..............................     21,825
                                               ----------

                                                  638,364
                                               ----------

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
(PERCENTAGES OF NET ASSETS)
DECEMBER 31, 1997

                                                 VALUE
SHARES                                          (NOTE 1)
                                               ----------
         COMMON STOCKS (CONTINUED)
         PHARMACEUTICALS - 7.7%

  600    Abbott Laboratories ................. $   39,338

  500    American Home Products Corp. ........     38,250

1,300    Cardinal Health, Inc. ...............     97,663

2,100    Johnson & Johnson....................    138,338

2,300    Merck & Co, Inc. ....................    244,375

  455    PharMerica, Inc.*....................      4,721
                                               ----------

                                                  562,685
                                               ----------

         RESTAURANTS - 0.2%

1,500    Ryans Family Steak House, Inc.*......     12,844
                                               ----------

         RETAILERS - 5.3%

  200    CompUSA, Inc.*.......................      6,200

  600    Costco Co., Inc.*....................     26,775

3,500    Dayton-Hudson Corp. .................    236,250

  450    Snap-On, Inc. .......................     19,631

  900    TJX Co., Inc. .......................     30,938

1,800    Wal-Mart Stores, Inc. ...............     70,988
                                               ----------

                                                  390,782
                                               ----------

                                                 VALUE
SHARES                                          (NOTE 1)
------                                         ----------

         TELEPHONE SYSTEMS - 2.8%

  500    Alltel Corp. ........................ $   20,531

2,000    Bell Atlantic Corp. .................    182,000

  200    WorldCom, Inc.*......................      6,050
                                               ----------
                                                  208,581
                                               ----------

         TEXTILES, CLOTHING & FABRICS - 0.1%

  100    Liz Claiborne........................      4,181
                                               ----------

         TRANSPORTATION - 0.4%

  400    Union Pacific Corp. .................     24,975

  300    Yellow Corp.*........................      7,538
                                               ----------

                                                   32,513
                                               ----------

         TOTAL INVESTMENTS - 96.8%
         (Cost $6,503,077)....................  7,106,289

         Other Assets and Liabilities
           (net) - 3.2%.......................    238,523
                                               ----------

         NET ASSETS - 100.0%.................. $7,344,812
                                               ==========

      NOTES TO THE PORTFOLIO OF INVESTMENTS:

      * Non-income producing security

                See accompanying notes to financial statements.

M FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                                       ENHANCED
                                                        EDINBURGH                  FRONTIER CAPITAL      U.S.
                                                        OVERSEAS     TURNER CORE     APPRECIATION       EQUITY
                                                       EQUITY FUND   GROWTH FUND         FUND            FUND
                                                       -----------   -----------   ----------------   ----------
ASSETS:
    Investments, at value (Note 1)* - see
      accompanying Portfolio of Investments..........  $5,511,009    $3,659,114      $ 14,015,352     $7,106,289
    Cash.............................................     486,740        96,670         2,678,221        180,959
    Receivable from:
         Securities sold.............................      -             10,029            18,260         -
         Capital stock subscriptions.................      -              1,554          -                 7,043
         Dividends and interest......................      10,985         3,559            13,063         12,982
         Investment Adviser, net (Note 2)............      14,809        16,064          -                 8,899
    Deferred organization expense....................      60,811        60,811            60,811         60,811
                                                       ----------    ----------       -----------     ----------
             Total assets............................   6,084,354     3,847,801        16,785,707      7,376,983
                                                       ----------    ----------       -----------     ----------
LIABILITIES:
    Payable for:
         Payable for securities purchased............      19,503        -                126,358          5,124
         Unrealized depreciation on forward foreign
           currency contracts (Note 6)...............         110        -               -                -
         Capital stock redemptions...................          47        -                    684         -
         Accrued expenses and other liabilities......      30,709        27,659            30,217         27,047
                                                       ----------    ----------       -----------     ----------
             Total liabilities.......................      50,369        27,659           157,259         32,171
                                                       ----------    ----------       -----------     ----------
NET ASSETS...........................................  $6,033,985    $3,820,142      $ 16,628,448     $7,344,812
                                                       ==========    ==========       ===========     ==========
NET ASSETS CONSIST OF:
    Paid-in capital..................................  $6,061,551    $3,345,905      $ 16,067,147     $6,712,187
    Undistributed net investment income
      (distributions in excess of net investment
      income)........................................      (7,124)          903          -                   882
    Accumulated net realized gain (loss) on
      investments and foreign currency
      transactions...................................    (261,247)      (25,594)           68,033         28,531
    Net unrealized appreciation on investments,
      forward currency contracts, and net other
      assets.........................................     240,805       498,928           493,268        603,212
                                                       ----------    ----------       -----------     ----------
NET ASSETS...........................................  $6,033,985    $3,820,142      $ 16,628,448     $7,344,812
                                                       ==========    ==========       ===========     ==========
SHARES OUTSTANDING...................................     605,730       282,925         1,114,444        486,792
                                                       ==========    ==========       ===========     ==========
Net asset value, offering price and redemption price
  per share..........................................  $     9.96    $    13.50      $      14.92     $    15.09
                                                       ==========    ==========       ===========     ==========
* Cost of investments................................  $5,269,896    $3,160,186      $ 13,522,084     $6,503,077

                See accompanying notes to financial statements.

M FUND, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                     EDINBURGH                    FRONTIER CAPITAL     ENHANCED
                                                     OVERSEAS      TURNER CORE      APPRECIATION      U.S. EQUITY
                                                    EQUITY FUND    GROWTH FUND          FUND             FUND
                                                    -----------    -----------    ----------------    -----------
INVESTMENT INCOME:
    Interest.....................................    $  21,172      $   5,189        $   62,401        $   7,637
    Dividends*...................................       82,383         25,296            27,626           58,235
                                                     ---------      ---------         ---------        ---------
             Total investment income.............      103,555         30,485            90,027           65,872
                                                     ---------      ---------         ---------        ---------
EXPENSES:
    Investment Advisory fee (Note 2).............       51,064         13,152            79,263           18,371
    Custody and administration fees..............      129,338        109,469           114,194          104,249
    Professional fees............................       18,852         17,476            17,476           17,476
    Shareholder reporting........................        6,443          6,653             6,653            6,653
    Directors' fees and expenses.................        7,172          7,172             7,172            7,172
    Amortization of organization costs...........       20,586         20,586            20,586           20,586
    Other........................................        6,701          6,701             6,701            6,701
                                                     ---------      ---------         ---------        ---------
             Total expenses......................      240,156        181,209           252,045          181,208
    Less: Expenses reimbursable by the Adviser
      (Note 2)...................................     (176,933)      (160,750)         (150,764)        (154,486)
                                                     ---------      ---------         ---------        ---------
    Net operating expenses.......................       63,223         20,459           101,281           26,722
                                                     ---------      ---------         ---------        ---------
NET INVESTMENT INCOME (LOSS).....................       40,332         10,026           (11,254)          39,150
                                                     ---------      ---------         ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
         Investment transactions.................     (147,371)       310,733           521,608          201,780
         Foreign currency transactions...........         (934)        -                -                 -
                                                     ---------      ---------         ---------        ---------
         Net realized gain (loss)................     (148,305)       310,733           521,608          201,780
                                                     ---------      ---------         ---------        ---------
    Net change in unrealized appreciation
      (depreciation) on:
         Investments.............................      165,526        418,627           328,082          467,676
         Forward currency and net other assets...         (319)        -                -                 -
                                                     ---------      ---------         ---------        ---------
             Net unrealized appreciation during
               the period........................      165,207        418,627           328,082          467,676
                                                     ---------      ---------         ---------        ---------
NET REALIZED AND UNREALIZED GAIN.................       16,902        729,360           849,690          669,456
                                                     ---------      ---------         ---------        ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................    $  57,234      $ 739,386        $  838,436        $ 708,606
                                                     =========      =========         =========        =========
* Net of foreign taxes withheld of:                  $  11,366         -                -              $     257

                See accompanying notes to financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                        EDINBURGH OVERSEAS                 TURNER CORE
                                                           EQUITY FUND                     GROWTH FUND
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       1997          1996(A)           1997          1996(A)
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)................   $    40,332      $   16,426      $   10,026     $     9,868
    Net realized gain (loss) on investment and
      foreign currecy transactions..............      (148,305)       (115,841)        310,733          60,656
    Net change in unrealized appreciation on
      investments, forward currency contracts,
      foreign currency, and other assets........       165,207          75,598         418,627          80,301
                                                   -----------      ----------      ----------     -----------
    Net increase (decrease) in net assets
      resulting from operations.................        57,234         (23,817)        739,386         150,825
                                                   -----------      ----------      ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..................       (42,365)        (18,231)        (10,958)         (9,844)
    In excess of net investment income..........       (17,077)         -               -               -
    From net realized capital gains.............        -               -             (312,314)        (59,075)
    In excess of net realized capital gains.....        -               -              (25,594)         -
    Tax return of capital.......................       (25,490)         -               -               -
                                                   -----------      ----------      ----------     -----------
         Total distributions to shareholders....       (84,932)        (18,231)       (348,866)        (68,919)
                                                   -----------      ----------      ----------     -----------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold...................     4,061,904       3,391,448       1,883,531       3,875,674
    Net asset value of shares issued on
      reinvestment of distributions.............       103,163          -              417,785          -
    Cost of shares repurchased..................    (1,280,581)       (212,203)       (874,625)     (1,974,649)
                                                   -----------      ----------      ----------     -----------
    Net increase in net assets resulting from
      Fund share transactions...................     2,884,486       3,179,245       1,426,691       1,901,025
                                                   -----------      ----------      ----------     -----------
TOTAL CHANGE IN NET ASSETS......................     2,856,788       3,137,197       1,817,211       1,982,931
NET ASSETS:
    Beginning of period.........................     3,177,197          40,000       2,002,931          20,000
                                                   -----------      ----------      ----------     -----------
    End of period *.............................   $ 6,033,985      $3,177,197      $3,820,142     $ 2,002,931
                                                   ===========      ==========      ==========     ===========
 *  Including undistributed net investment
    income (distributions in excess of net
    investment income) of:                         $    (7,124)     $    2,033      $      903     $       930
(a) Funds commenced operations on January 4, 1996

              See accompanying notes to the financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                         FRONTIER CAPITAL                 ENHANCED U.S.
                                                        APPRECIATION FUND                  EQUITY FUND
                                                   ----------------------------    ----------------------------
                                                    YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       1997          1996(A)           1997          1996(A)
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss)................   $   (11,254)    $    (5,885)     $   39,150      $   16,304
    Net realized gain (loss) on investment and
      foreign currency transactions.............       521,608          75,231         201,780          83,462
    Net change in unrealized appreciation on
      investments, forward currency contracts,
      foreign currency, and other assets........       328,082         165,186         467,676         135,536
                                                   -----------     -----------      ----------      ----------
    Net increase (decrease) in net assets
      resulting from operations.................       838,436         234,532         708,606         235,302
                                                   -----------     -----------      ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income..................        -               -              (39,983)        (16,399)
    In excess of net investment income..........        -               -               -               -
    From net realized capital gains.............      (391,663)       (121,789)       (204,015)        (52,695)
    In excess of net realized capital gains.....        -               -               -               -
    Tax return of capital.......................        -               -               -               -
                                                   -----------     -----------      ----------      ----------
         Total distributions to shareholders....      (391,663)       (121,789)       (243,998)        (69,094)
                                                   -----------     -----------      ----------      ----------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold...................    19,956,544       4,878,023       5,516,206       1,397,149
    Net asset value of shares issued on
      reinvestment of distributions.............       513,452          -              313,092          -
    Cost of shares repurchased..................    (7,294,264)     (2,004,823)       (531,235)         (1,216)
                                                   -----------     -----------      ----------      ----------
    Net increase in net assets resulting from
      Fund share transactions...................    13,175,732       2,873,200       5,298,063       1,395,933
                                                   -----------     -----------      ----------      ----------
TOTAL CHANGE IN NET ASSETS......................    13,622,505       2,985,943       5,762,671       1,562,141
NET ASSETS:
    Beginning of period.........................     3,005,943          20,000       1,582,141          20,000
                                                   -----------     -----------      ----------      ----------
    End of period *.............................   $16,628,448     $ 3,005,943      $7,344,812      $1,582,141
                                                   ===========     ===========      ==========      ==========
 *  Including undistributed net investment
    income (distributions in excess of net
    investment income) of:                         $    -          $    -           $      882      $      810
(a) Funds commenced operations on January 4, 1996

              See accompanying notes to the financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS

                                                     EDINBURGH OVERSEAS                    TURNER CORE
                                                         EQUITY FUND                       GROWTH FUND
                                                -----------------------------     -----------------------------
                                                 YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    1997           1996(A)            1997           1996(A)
                                                ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $   9.88         $  10.00         $  11.60         $  10.00
                                                   -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss).............         0.07             0.06             0.04             0.06
    Net realized and unrealized gain (loss)
      on investments.........................         0.15            (0.12)            3.22             1.94
                                                   -------          -------          -------          -------
         Total from investment operations....         0.22            (0.06)            3.26             2.00
                                                   -------          -------          -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income...............        (0.07)           (0.06)           (0.04)           (0.06)
    In excess of net investment income.......        (0.03)          --               --               --
    From net realized capital gains..........       --               --                (1.22)           (0.34)
    In excess of net realized capital
      gains..................................       --               --                (0.10)          --
    Tax return of capital....................        (0.04)          --               --               --
                                                   -------          -------          -------          -------
         Total distributions.................        (0.14)           (0.06)           (1.36)           (0.40)
                                                   -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD...............     $   9.96         $   9.88         $  13.50         $  11.60
                                                   =======          =======          =======          =======
TOTAL RETURN.................................         2.26%           (0.63)%*         28.32%           19.99%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)........     $  6,034         $  3,177         $  3,820         $  2,003
    Net expenses to average daily net assets
      before interest expense**..............         1.30%            1.30%            0.70%            0.70%
    Net expenses to average daily net assets
      after interest expense**...............         1.30%            1.30%            0.70%            0.78%
    Net investment income (loss) to average
      daily net assets**.....................         0.83%            0.67%            0.34%            0.55%
    Portfolio turnover rate..................           74%              65%             206%             258%
    Average commission rate paid***..........     $ 0.0342         $ 0.0474         $ 0.0598         $ 0.0600
    Without the reimbursement of expenses by
      the adviser, the ratio of net expenses
      and net investment income (loss) to
      average net assets would have been:
         Expenses before interest expense:...         4.94%            7.34%            6.20%            8.51%
         Net investment income (loss):.......        (2.81)%          (5.37)%          (5.16)%          (7.26)%

 (a) Funds commenced operations on January 4, 1996
  * Not annualized
 ** Annualized for periods less than one year
*** Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged. Amount is computed on a non annualized basis.

              See accompanying notes to the financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS

                                                      FRONTIER CAPITAL                    ENHANCED U.S.
                                                      APPRECIATION FUND                    EQUITY FUND
                                                -----------------------------     -----------------------------
                                                 YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    1997           1996(A)            1997           1996(A)
                                                ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $  12.52         $  10.00         $  11.85         $  10.00
                                                   -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss).............         0.00             0.00             0.08             0.12
    Net realized and unrealized gain (loss)
      on investments.........................         2.76             3.03             3.78             2.25
                                                   -------          -------          -------          -------
         Total from investment operations....         2.76             3.03             3.86             2.37
                                                   -------          -------          -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income...............       --               --                (0.09)           (0.12)
    In excess of net investment income.......       --               --               --               --
    From net realized capital gains..........        (0.36)           (0.51)           (0.53)           (0.40)
    In excess of net realized capital
      gains..................................       --               --               --               --
    Tax return of capital....................       --               --               --               --
                                                   -------          -------          -------          -------
         Total distributions.................        (0.36)           (0.51)           (0.62)           (0.52)
                                                   -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD...............     $  14.92         $  12.52         $  15.09         $  11.85
                                                   =======          =======          =======          =======
TOTAL RETURN.................................        22.13%           30.31%*          32.68%           23.67%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)........     $ 16,628         $  3,006         $  7,345         $  1,582
    Net expenses to average daily net assets
      before interest expense**..............         1.15%            1.15%            0.80%            0.80%
    Net expenses to average daily net assets
      after interest expense**...............         1.15%            1.20%            0.80%            0.80%
    Net investment income (loss) to average
      daily net assets**.....................        (0.13)%          (0.30)%           1.17%            1.43%
    Portfolio turnover rate..................           61%             140%              52%              79%
    Average commission rate paid***..........     $ 0.0422         $ 0.0362         $ 0.0273         $ 0.0227
    Without the reimbursement of expenses by
      the adviser, the ratio of net expenses
      and net investment income (loss) to
      average net assets would have been:
         Expenses before interest expense....         2.86%            8.19%            5.42%           12.45%
         Net investment income (loss):.......        (1.84)%          (7.34)%          (3.45)%         (10.22)%

 (a) Funds commenced operations on January 4, 1996
  * Not annualized
 ** Annualized for periods less than one year
*** Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged. Amount is computed on a non annualized basis.

              See accompanying notes to the financial statements.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company consists of four separate diversified investment portfolios: Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund (the "Funds"), each of which is, in effect, a separate mutual fund. Each of the Funds commenced operations on January 4, 1996.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. Currently shares of the Company are offered only to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co., Pacific Life Insurance Co. and New York Life Insurance Co.

Each Fund's investment objective is either long term capital appreciation or total return. Edinburgh Overseas Equity Fund's investment objective is long-term capital appreciation with reasonable investment risk through active management and investment in common stocks and common stock equivalents of foreign issuers. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks that show strong earning potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of companies of all sizes, with emphasis on stocks of small to medium capitalization companies (i.e. companies with market capitalization of less than $3 billion). Enhanced U.S. Equity Fund's objective is above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) the mean between the closing bid and asked price. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Investment Adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS
Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY
Edinburgh Overseas Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS
Edinburgh Overseas Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds in the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

FEDERAL INCOME TAXES
Each Fund intends to continue to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. For federal income tax purposes, the Edinburgh Overseas Equity Fund had a capital loss carryforward of $20,515 expiring in 2004 and $133,846 expiring in 2005, as of December 31, 1997, which is available to offset future capital gains. The Edinburgh Overseas Equity Fund and the Turner Core Growth Fund elected to defer to their fiscal years ending December 31, 1998, $105,080 and $24,458, respectively, of losses recognized during the period November 1, 1997 to December 31, 1997.

2.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

                           FUND                                TOTAL ADVISORY FEES
     ------------------------------------------------  ------------------------------------
     Edinburgh Overseas Equity Fund..................  1.05% on the first $10 million
                                                       0.90% on the next $15 million
                                                       0.75% on the next $75 million
                                                       0.60% on amounts above $100 million
     Turner Core Growth Fund.........................  0.45%
     Frontier Capital Appreciation Fund..............  0.90%
     Enhanced U.S. Equity Fund.......................  0.55% on the first $25 million
                                                       0.45% on the next $75 million
                                                       0.30% on amounts above $100 million

The Adviser has engaged Edinburgh Fund Managers plc., Turner Investment Partners, Inc., Frontier Capital Management Company, Inc., and Franklin Portfolio Associates L.L.C. to act as sub-advisers to provide day to day portfolio management for the Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund, respectively.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES - (CONTINUED)
The Adviser has voluntarily undertaken to waive or otherwise reimburse the Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund for their operating expenses, exclusive of advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceed 0.25% of the average daily net assets of the Fund through December 31, 1998.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $8,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses.

3.  PURCHASES AND SALES OF SECURITIES

Costs of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period January 1, 1997 through December 31, 1997, were as follows:

                                                                 PURCHASES        SALES
                                                                -----------     ----------
     Edinburgh Overseas Equity Fund...........................  $ 5,903,591     $3,184,518
     Turner Core Growth Fund..................................    6,649,684      5,600,342
     Frontier Capital Appreciation Fund.......................   15,174,012      4,695,104
     Enhanced U.S. Equity Fund................................    6,800,869      1,671,085

At December 31, 1997, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                          FEDERAL        TAX BASIS        TAX BASIS
                                          INCOME         UNREALIZED       UNREALIZED      NET UNREALIZED
                                         TAX COST       APPRECIATION     DEPRECIATION      APPRECIATION
                                        -----------     ------------     ------------     --------------
Edinburgh Overseas Equity Fund........  $ 5,293,786      $   646,476     $   (429,253)       $217,223
Turner Core Growth Fund...............    3,162,505          544,613          (48,004)        496,609
Frontier Capital Appreciation Fund....   13,578,950        1,491,430       (1,055,028)        436,402
Enhanced U.S. Equity Fund.............    6,503,123          741,244         (138,078)        603,166

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHARES OF BENEFICIAL INTEREST

At December 31, 1997, an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                              EDINBURGH OVERSEAS EQUITY FUND                TURNER CORE GROWTH FUND
                         ----------------------------------------   ----------------------------------------
                           FOR THE YEAR         FOR THE PERIOD        FOR THE YEAR         FOR THE PERIOD
                               ENDED                ENDED                 ENDED                ENDED
                         DECEMBER 31, 1997   DECEMBER 31, 1996(A)   DECEMBER 31, 1997   DECEMBER 31, 1996(A)
                         -----------------   --------------------   -----------------   --------------------
    Shares sold........        400,630              338,734              146,803               358,098
    Shares
      repurchased......       (126,803)             (21,193)             (68,463)             (187,484)
    Distributions
      reinvested.......         10,362                    -               31,971                     -
                             ---------             --------              -------              --------
    Net increase.......        284,189              317,541              110,311               170,614
    Fund shares:
      Beginning of
         period........        321,541                4,000              172,614                 2,000
                             ---------             --------              -------              --------
      End of period....        605,730              321,541              282,925               172,614
                             =========             ========              =======              ========

                            FRONTIER CAPITAL APPRECIATION FUND             ENHANCED U.S. EQUITY FUND
                         ----------------------------------------   ----------------------------------------
                           FOR THE YEAR         FOR THE PERIOD        FOR THE YEAR         FOR THE PERIOD
                               ENDED                ENDED                 ENDED                ENDED
                         DECEMBER 31, 1997   DECEMBER 31, 1996(A)   DECEMBER 31, 1997   DECEMBER 31, 1996(A)
                         -----------------   --------------------   -----------------   --------------------
    Shares sold........      1,325,768              417,701              369,645               131,623
    Shares
      repurchased......       (487,715)            (179,703)             (38,550)                  (98)
    Distributions
      reinvested.......         36,393                    -               22,172                     -
                             ---------             --------              -------              --------
    Net increase.......        874,446              237,998              353,267               131,525
    Fund shares:
      Beginning of
         period........        239,998                2,000              133,525                 2,000
                             ---------             --------              -------              --------
      End of period....      1,114,444              239,998              486,792               133,525
                             =========             ========              =======              ========

(a) The Funds commenced operations on January 4, 1996.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  ORGANIZATION COSTS

Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.  FINANCIAL INSTRUMENTS

Edinburgh Overseas Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as foreign currency exchange rates. These financial instruments are limited to forward currency exchange contracts.

The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1997, the Edinburgh Overseas Equity Fund had the following open forward currency exchange contracts:

                              SETTLEMENT                     MARKET       UNREALIZED
  TYPE         CURRENCY          DATE        $U.S. VALUE      VALUE      DEPRECIATION
---------    -------------    ----------     -----------     -------     ------------
Purchase     Japanese Yen       01/06/98       $19,630       $19,520        $ (110)

7.  CONCENTRATION

At December 31, 1997, a substantial portion of the Edinburgh Overseas Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

8.  BENEFICIAL INTEREST

At December 31, 1997, the ownership of each fund was as follows:

                                                               PERCENTAGE OF OWNERSHIP
                                         -------------------------------------------------------------------
                                                           JOHN HANCOCK         PACIFIC          NEW YORK
                                            M LIFE         VARIABLE LIFE         LIFE              LIFE
                                         INSURANCE CO.     INSURANCE CO.     INSURANCE CO.     INSURANCE CO.
                                         -------------     -------------     -------------     -------------
Edinburgh Overseas Equity Fund.........       33.7%             56.7%              9.6%              --
Turner Core Growth Fund................       40.3%             37.9%             21.8%              --
Frontier Capital Appreciation Fund.....        9.6%             51.6%             38.6%             0.2%
Enhanced U.S. Equity Fund..............       22.3%              6.8%             70.6%             0.3%

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of M Fund, Inc.

We have audited the statements of assets and liabilities, including the portfolios of investments, of M Fund, Inc. (comprising respectively Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of M Fund, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting M Fund, Inc. as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 11, 1998

M FUND, INC.
PROXY VOTING RESULTS (UNAUDITED)

     A special meeting of the Funds' shareholders was held on December 19, 1997. The results of votes taken among shareholders on proposals are listed below.

PROPOSAL 1

     To ratify the proposal to adopt a New Investment Advisory Agreement between M Fund, Inc. and M Financial Investment Advisers, Inc.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................      2,280,796           99.60%
        Against.............................................              0            0.00%
        Abstain.............................................          9,148            0.40%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%

PROPOSAL 2  Edinburgh Overseas Equity Fund Shareholders

     To ratify the proposal to adopt a New Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Edinburgh Fund Managers, plc.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................       572,464            99.75%
        Against.............................................           332             0.06%
        Abstain.............................................         1,117             0.19%
                                                                 ---------           ------
             TOTAL..........................................       573,913           100.00%

PROPOSAL 3  Turner Core Growth Fund Shareholders

     To ratify the proposal to adopt a New Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Turner Investment Partners, Inc.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................       251,178           100.00%
        Against.............................................             0             0.00%
        Abstain.............................................             0             0.00%
                                                                 ---------           ------
             TOTAL..........................................       251,178           100.00%

M FUND, INC.
PROXY VOTING RESULTS (UNAUDITED)(CONTINUED)

PROPOSAL 4  Frontier Capital Appreciation Fund Shareholders

     To ratify the proposal to adopt a New Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Frontier Capital Management Co., Inc.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................      1,008,432           99.50%
        Against.............................................            528            0.05%
        Abstain.............................................          4,532            0.45%
                                                                  ---------          ------
             TOTAL..........................................      1,013,492          100.00%

PROPOSAL 5  Enhanced U.S. Equity Fund Shareholders

     To ratify the proposal to adopt a New Investment Sub-Advisory Agreement between M Financial Investment Advisers, Inc. and Franklin Portfolio Associates LLC.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................       447,861            99.22%
        Against.............................................             0             0.00%
        Abstain.............................................         3,500             0.78%
                                                                   -------           ------
             TOTAL..........................................       451,361           100.00%

PROPOSAL 6

     To elect as Directors of M Fund, Inc. the following five nominees.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Peter W. Mullin
        Affirmative.........................................      2,288,227           99.93%
        Witheld.............................................          1,717            0.07%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%
        David M. Spungen
        Affirmative.........................................      2,288,227           99.93%
        Witheld.............................................          1,717            0.07%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%

M FUND, INC.
PROXY VOTING RESULTS (UNAUDITED)(CONTINUED)

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Gerald Bidwell
        Affirmative.........................................      2,288,227           99.93%
        Witheld.............................................          1,717            0.07%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%
        Neil E. Goldschmidt
        Affirmative.........................................      2,288,227           99.93%
        Witheld.............................................          1,717            0.07%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%
        Philip W. Halpern
        Affirmative.........................................      2,288,227           99.93%
        Witheld.............................................          1,717            0.07%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%

PROPOSAL 7

     To ratify the selection of Coopers & Lybrand LLP as independant accountants for M Fund, Inc.

                                                              # OF SHARES VOTED   % OF SHARES
                                                              -----------------   -----------
        Affirmative.........................................      2,212,848           96.63%
        Against.............................................         67,734            2.96%
        Abstain.............................................          9,362            0.41%
                                                                  ---------          ------
             TOTAL..........................................      2,289,944          100.00%